COMMITMENTS AND CONTINGENT LIABILITIES (Narrative) (Details) € in Thousands	1 Months Ended						12 Months Ended
	Feb. 23, 2023 USD ($)	Mar. 01, 2022 USD ($) m²	Jan. 31, 2022 USD ($)	Dec. 30, 2021 USD ($) m²	Jan. 26, 2021 m²	Jan. 25, 2021 m²	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022	Dec. 31, 2022 USD ($)	Dec. 31, 2022 € / shares	Dec. 31, 2022 US_cents_Per_unit	Jul. 13, 2014 USD ($)
Commitments and Contingencies [Line Items]
Royalties provision								$ 132,000			$ 94,000
Vehicles [Member]
Commitments and Contingencies [Line Items]
Monthly vehicle lease expense							$ 13,700
Office facilities [Member] | ISRAEL
Commitments and Contingencies [Line Items]
Monthly rental property expenses		$ 1,700		$ 26,900			$ 14,200
Area of lease | m²		140		70	1,550	900
Lease expiration date		Feb. 28, 2024		Jan. 31, 2025	Dec. 31, 2023	May 31, 2022
Additional lease period		1 year		2 years	3 years
Maximum [Member] | Vehicles [Member]
Commitments and Contingencies [Line Items]
Term							36 months
ASIC designer [Member]
Commitments and Contingencies [Line Items]
Royalties payable per unit sold												50	53.3
Maximum royalties payable									€ 200		213,000
Royalties provision								132,000			94,000
IIA [Member]
Commitments and Contingencies [Line Items]
Funding							$ 5,600,000	620,000
Contingent liability											6,199,000
IIA [Member] | Minimum [Member]
Commitments and Contingencies [Line Items]
Royalty repayment, percentage of products sold										3.00%
IIA [Member] | Maximum [Member]
Commitments and Contingencies [Line Items]
Royalty repayment, percentage of products sold										4.00%
Reimbursement liability to Predecessor Entity's Unit Holders [Member]
Commitments and Contingencies [Line Items]
Royalties provision								0			0
BIRD Foundation [Member]
Commitments and Contingencies [Line Items]
Maximum royalties payable														$ 127,000
Funding							$ 114,000
Contingent liability											$ 209,000
Refund expenses														$ 13,000
Manufacturing Program [Member]
Commitments and Contingencies [Line Items]
Funding	$ 222,000		$ 82,000					$ 349,000